Long-Term Debt - NOK Senior Unsecured Bonds - Additional Information (Details) kr in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 NOK (kr)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 NOK (kr)
Debt Instrument [Line Items]
Carrying amount of bonds	$ 898,991		$ 1,065,520
Reduction in 2021	$ 377,700
Cross-Currency Interest Rate Contract
Debt Instrument [Line Items]
Fixed interest rate	6.37%	6.37%
Derivative, Notional Amount	$ 117,000	kr 1,000,000
Derivative, Basis Spread on Variable Rate	4.90%	4.90%
Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	2.00%
Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.45%
Unsecured Debt
Debt Instrument [Line Items]
Senior unsecured bonds issued | kr		kr 1,000,000		kr 2,000,000
Carrying amount of bonds	$ 99,142		$ 175,646
Basis spread on variable rate (as a percent)	4.90%
Unsecured Debt | Cross-Currency Interest Rate Contract
Debt Instrument [Line Items]
Fixed interest rate	6.37%	6.37%
Derivative, Notional Amount	$ 117,000